Description of the Company and Summary of Significant Accounting Policies - Operating Lease Future Payments (Details) - USD ($) $ in Millions	Jan. 01, 2023	Jan. 02, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2023	$ 31
2024	25
2025	14
2026	12
2027	9
Thereafter	63
Total	154
Less: Imputed Interest	(38)
Lease liability	$ 116	$ 129